Long-term investments - Equity securities without readily determinable fair value (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Nov. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Long-term investments.
Change in year to year fair value gain (losses) on equity securities without readily determinable fair value	¥ 4,988		¥ (2,652)	¥ 94,711
Equity securities without readily determinable fair value:
Initial cost	304,134		9,477
Net cumulative fair value adjustments	87,071		92,059
Carrying value	391,205		101,536
Available-for-sale debt securities:
Initial cost	120,000		671,567
Net cumulative fair value adjustments		¥ (977,294)	977,294
Carrying value	¥ 120,000		¥ 1,648,861